LEASES AND COMMITMENTS	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 12 - LEASES AND COMMITMENTS

The Company rents administrative space in Clearwater, Florida at $904 per month on a month to month basis, rents retail space in Pueblo, Colorado at $2,000 per month on a month to month basis until July 2017 and rents retail space in Nashville, Tennessee at $2,500 per month beginning in December 2017 for the first twelve months and at $2,250 per month for the next twelve months. The Company also rented a small apartment at $750 per month until December 31, 2016.

On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019 and at a starting salary of $170,000 and annual bonus at 35% of the salary. The salary for our CEO for the year 2017 was $195,000. Any salary and bonus increases must be reviewed and approved by the Company’s board of directors. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for the rental of a second office owned by the CEO and a monthly automobile allowance of $1,000. During the year ended December 31, 2017, expenses related to the housing and automobile allowances totaled $24,000, of which $10,000 remained owed to the Company’s CEO at December 31, 2017. During the year ended December 31, 2016, expenses related to the housing and automobile allowances totaled $16,000, of which $4,000 remained owed to the CEO at December 31, 2016. As such, the Company is committed to an annual expenditures of $24,000 for each of the years ended December 31, 2018 and 2019.

The Company’s commitment to these expenditures are as follow:

	Years ending December, 31
	2018	2019	Total
Tennessee retail space lease	$30,050	$30,600	$60,650
CEO housing allowance	12,000	12,000	24,000
CEO automobile allowance	12,000	12,000	24,000
	$54,050	$54,600	$108,650

Rent expense for the above leases and commitments for the years ended December 31, 2017 and 2016 were approximately $46,200 and $35,300, respectively.